Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2019
Outstanding balances with related parties
Cash and cash equivalents	$ 1,352	$ 2,082
Accounts receivable	205	156
Dividends receivable	26	19
Loans		1,118
Derivatives financial instruments	112	2
Other assets	41	70
Supplier and contractors	184	166
Loans		2,329
Derivatives financial instruments	283	242
Other liabilities	308	283
Joint Ventures
Outstanding balances with related parties
Accounts receivable	175	109
Dividends receivable	26	19
Loans		1,118
Other assets	38	68
Supplier and contractors	157	121
Other liabilities	188	235
Associates
Outstanding balances with related parties
Accounts receivable	28	45
Other assets	3	2
Supplier and contractors	4	10
Loans		1,385
Other liabilities	120	48
Stockholders
Outstanding balances with related parties
Cash and cash equivalents	1,352	2,082
Accounts receivable	2	2
Derivatives financial instruments	112	2
Supplier and contractors	23	35
Loans		944
Derivatives financial instruments	$ 283	$ 242